Shareholder Report	4 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Cohen & Steers ETF Trust
Entity Central Index Key		0001590402
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
Cohen & Steers Real Estate Active ETF
Shareholder Report [Line Items]
Fund Name		Cohen & Steers Real Estate Active ETF
Class Name		Cohen & Steers Real Estate Active ETF
Trading Symbol		CSRE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cohen & Steers Real Estate Active ETF (Fund) for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number		1-866-737-6370
Additional Information Website		www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 5.36% total return based on net asset value (NAV) in the 12 months ended March 31, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 3.28%, and the S&P 500 Index, which returned 17.80%.

Contributors to relative performance compared with the FTSE Nareit All Equity REIT Index included stock selection and an overweight in the billboard sector, where Outfront Media had a sizable gain. The billboard and transit display REIT reported strong earnings growth that exceeded expectations. An overweight in data centers also helped performance, as the sector rallied amid favorable secular tailwinds. For one, many of the large technology companies increased their planned capital expenditures into 2026, a positive signal for data center demand. Stock selection in health care aided performance as well, due primarily to an overweight in Welltower, which continued to benefit from high and rising occupancies in its senior housing facilities.

Detractors from relative performance included an overweight in cell towers. The sector had a sizable decline amid mixed outlooks, rising interest rates, and the perceived threat from satellite competition. An underweight and stock selection in the industrial sector also hindered performance. The Fund had an underweight in bellwether company Prologis, which outperformed on signs of a recovery in fundamentals. An underweight in retail REITs further detracted from relative performance, in part due to an underweight in Class A mall operator Simon Property Group, which reported strong earnings results. Despite macro uncertainty, the high-end consumer continued to hold up well.

Top contributors	Top detractors
Billboard	Towers
Data Centers	Industrial
Health Care	Retail

Performance Past Does Not Indicate Future [Text]		Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of March 31, 2026)
	1 Year	Since inception (2/4/25)
Fund NAV	5.36%	6.92%
S&P 500 Index	17.80%	8.43%
FTSE Nareit All Equity REITs Index	3.28%	4.64%

Performance Inception Date		Feb. 04, 2025
No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 289,827,475	$ 289,827,475
Holdings Count | shares	42	42
Advisory Fees Paid, Amount		$ 819,316
Investment Company, Portfolio Turnover		52.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2026)
Net assets	$289,827,475
Number of portfolio holdings (excluding derivatives)	42
Portfolio turnover rate	52%
Net advisory fees paid	$819,316

Holdings [Text Block]
Portfolio holdings (as of March 31, 2026)

Top ten holdings[1,2]	(%)
Welltower, Inc.	15.0%
Digital Realty Trust, Inc.	9.9%
Crown Castle, Inc.	6.7%
Equinix, Inc.	6.0%
Prologis, Inc.	4.7%
American Tower Corp.	3.4%
DiamondRock Hospitality Co.	3.3%
Essential Properties Realty Trust, Inc.	3.3%
Outfront Media, Inc.	3.2%
Iron Mountain, Inc.	2.9%

Sector diversification[1,3]	(%)
Health Care	18.0%
Data Centers	17.0%
Infrastructure	12.8%
Retail	11.2%
Residential	11.2%
Specialty	8.3%
Industrials	8.0%
Self Storage	5.6%
Hotel	3.9%
Other (includes short-term investments)	4.0%

Country diversification[1,3]	(%)
United States	93.6%
Singapore	0.9%
Australia	0.9%
Canada	0.8%
Japan	0.7%
China	0.7%
Spain	0.6%
Sweden	0.5%
France	0.5%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[1,2]	(%)
Welltower, Inc.	15.0%
Digital Realty Trust, Inc.	9.9%
Crown Castle, Inc.	6.7%
Equinix, Inc.	6.0%
Prologis, Inc.	4.7%
American Tower Corp.	3.4%
DiamondRock Hospitality Co.	3.3%
Essential Properties Realty Trust, Inc.	3.3%
Outfront Media, Inc.	3.2%
Iron Mountain, Inc.	2.9%

Cohen & Steers Infrastructure Opportunities Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Infrastructure Opportunities Active ETF
Class Name	Cohen & Steers Infrastructure Opportunities Active ETF
Trading Symbol	CSIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Infrastructure Opportunities Active ETF (Fund) for the period December 9, 2025 (commencement of investment operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$20†	0.65%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period and what affected its performance?

The Fund had a 10.66%[1] total return based on net asset value (NAV) for the period ended March 31, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 9.11%, and the MSCI World Index - net, which returned -2.86%.

Contributors to outperformance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, for the period ended March 31, 2026, included stock selection in electric utilities. A large overweight to Brazil's Cia Paranaense De Energia (Copel) rose materially, driven by the electric utility's cost reductions and renewable energy expansion. The company continues to divest from non-core solar assets to further streamline operations. Stock selection in the diversified sector also contributed, driven by an out-of-index investment in Mastec, an infrastructure engineering and construction company. The company benefits from data center growth, grid modernization, and major utility infrastructure upgrades across North America. A large underweight to airports contributed, as the Middle East conflict drove up jet fuel costs and reduced international passenger traffic, clouding the outlook for future air travel across Asia and Europe.

Detractors from performance include stock selection in the gas distribution sector, largely due to an overweight in China-based ENN Energy Holdings. The company's heating installation profits fell, dampening near-term growth. An out-

of-index allocation to the transport logistics sector also hindered relative performance. Australia-based Qube Logistics traded modestly lower on news it agreed to a buyout that will take the firm private, eliminating the prospect that a better offer would be forthcoming. In the water sector, an overweight to the U.K.'s Pennon Group underperformed, due partly to uncertainty over its transition to a new CEO.

Top contributors	Top detractors
Electric	Gas Distribution
Diversified	Transport Logistics
Airports	Water

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of March 31, 2026)
Since inception[2] (12/9/25)
Fund NAV[1]	10.66%
MSCI World Index - net	-2.86%
FTSE Global Core Infrastructure 50/50 Net Tax Index	9.11%

Performance Inception Date	Dec. 09, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 26,104,037	$ 26,104,037
Holdings Count | shares	28	28
Advisory Fees Paid, Amount	$ 39,534
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2026)
Net assets	$26,104,037
Number of portfolio holdings (excluding derivatives)	28
Portfolio turnover rate[2]	6%
Net advisory fees paid	$39,534

Holdings [Text Block]
Portfolio holdings (as of March 31, 2026)

Top ten holdings[3,4]	(%)
CSX Corp.	6.5%
Williams Cos., Inc.	5.8%
TC Energy Corp.	5.8%
NextEra Energy, Inc.	5.8%
Entergy Corp.	5.7%
Ameren Corp.	5.2%
RAI Way SpA	4.4%
Cia Paranaense de Energia—Copel	4.3%
Qube Holdings Ltd.	4.3%
International Container Terminal Services, Inc.	4.0%

Sector diversification[3,5]	(%)
Electric	36.0%
Midstream	14.4%
Railways	13.4%
Communications	7.8%
Marine Ports	5.6%
Diversified	5.1%
Transport Logistics	4.3%
Toll Roads	4.0%
Water	3.9%
Other (includes short-term investments)	5.5%

Country diversification[3,5]	(%)
United States	52.5%
Canada	5.8%
Italy	4.4%
Brazil	4.3%
Australia	4.3%
Philippines	4.0%
France	4.0%
United Kingdom	3.9%
United Arab Emirates	3.8%
Other (includes short-term investments)	13.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
CSX Corp.	6.5%
Williams Cos., Inc.	5.8%
TC Energy Corp.	5.8%
NextEra Energy, Inc.	5.8%
Entergy Corp.	5.7%
Ameren Corp.	5.2%
RAI Way SpA	4.4%
Cia Paranaense de Energia—Copel	4.3%
Qube Holdings Ltd.	4.3%
International Container Terminal Services, Inc.	4.0%

Cohen & Steers Natural Resources Active ETF
Shareholder Report [Line Items]
Fund Name		Cohen & Steers Natural Resources Active ETF
Class Name		Cohen & Steers Natural Resources Active ETF
Trading Symbol		CSNR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cohen & Steers Natural Resources Active ETF (Fund) for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number		1-866-737-6370
Additional Information Website		www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$64	0.50%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 54.96% total return based on net asset value (NAV) in the 12 months ended March 31, 2026, compared with the S&P Global Natural Resources Index - net, which returned 44.22%, and the MSCI World Index - net, which returned 18.90%.

Contributors to the Fund's strong relative performance compared with the S&P Global Natural Resources Index – net included an underweight allocation to the paper packaging and timber sectors and having no allocation to paper products. Among natural resource equities, we believe these sectors offer the least upside potential from the transition to the era of scarcity now underway, and they subsequently underperformed in the asset class's rally during the past year.

An out-of-benchmark allocation to packaged foods & meats detracted from relative performance. An investment in Pilgrim's Pride declined as softer chicken prices and a shift in U.S. consumer demand from food service to retail weighed on its results. Also, a position in Bakkafrost struggled amid weaker salmon prices. Security selection in the fertilizers & agricultural chemicals sector also detracted from relative performance. The Fund was overweight The Mosaic Company, which underperformed amid concerns about oversupply in fertilizer markets and as margin pressures eroded investor confidence. Additionally, an out-of-benchmark position in Switzerland-based Givaudan struggled with inflation concerns impacting its core European sales base. Security selection in the oil & gas refining & marketing sector also hindered relative performance, as an overweight in India-based Reliance Industries lagged peers. The stock was relatively flat, even as others in the sector rose meaningfully, reflecting India's vulnerability as a major energy importing economy.

Top contributors	Top detractors
Paper Packaging	Packaged Foods & Meats
Paper Products	Fertilizers & Agricultural Chemicals
Timber	Oil & Gas Refining & Marketing

Performance Past Does Not Indicate Future [Text]		Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of March 31, 2026)
	1 Year	Since inception (2/4/25)
Fund NAV	54.96%	45.70%
MSCI World Index - net	18.90%	11.29%
S&P Global Natural Resources Index - net	44.22%	38.61%

Performance Inception Date		Feb. 04, 2025
No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 88,770,446	$ 88,770,446
Holdings Count | shares	67	67
Advisory Fees Paid, Amount		$ 231,019
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2026)
Net assets	$88,770,446
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	50%
Net advisory fees paid	$231,019

Holdings [Text Block]
Portfolio holdings (as of March 31, 2026)

Top ten holdings[1,2]	(%)
TotalEnergies SE	6.2%
Exxon Mobil Corp.	6.2%
Shell PLC	5.6%
Bunge Global SA	4.0%
Suncor Energy, Inc.	3.8%
ConocoPhillips	3.3%
Smithfield Foods, Inc.	3.1%
Reliance Industries Ltd.	2.8%
Newmont Corp.	2.7%
Mowi ASA	2.7%

Sector diversification[1,3]	(%)
Energy	40.9%
Agribusiness	30.1%
Metals & Mining	26.1%
Industrials	1.7%
Materials	0.8%
Other (includes short-term investments)	0.4%

Country diversification[1,3]	(%)
United States	51.0%
Canada	17.5%
France	6.2%
Brazil	5.7%
Australia	5.1%
India	2.8%
Norway	2.7%
South Africa	2.4%
Japan	1.9%
Other (includes short-term investments)	4.7%

Largest Holdings [Text Block]

Top ten holdings[1,2]	(%)
TotalEnergies SE	6.2%
Exxon Mobil Corp.	6.2%
Shell PLC	5.6%
Bunge Global SA	4.0%
Suncor Energy, Inc.	3.8%
ConocoPhillips	3.3%
Smithfield Foods, Inc.	3.1%
Reliance Industries Ltd.	2.8%
Newmont Corp.	2.7%
Mowi ASA	2.7%

Cohen & Steers Preferred and Income Opportunities Active ETF
Shareholder Report [Line Items]
Fund Name		Cohen & Steers Preferred and Income Opportunities Active ETF
Class Name		Cohen & Steers Preferred and Income Opportunities Active ETF
Trading Symbol		CSPF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cohen & Steers Preferred and Income Opportunities Active ETF (Fund) for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number		1-866-737-6370
Additional Information Website		www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$61	0.59%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 7.82% total return based on net asset value (NAV) in the 12 months ended March 31, 2026, compared with the ICE Large Cap Capital Securities Index (USD Hedged), which returned 6.39%, and the ICE BofA U.S. All Capital Securities Index, which returned 5.47%.

Contributors to relative performance compared with the ICE Large Cap Capital Securities Index (USD Hedged) included security selection in the banking sector. The portfolio held overweight positions in high-coupon European bank contingent capital securities (CoCos), which benefited from declining interest rates and tightening credit spreads, supported by easing inflation and strong fundamentals as bank profitability and asset quality reached multi-year highs. The portfolio also held overweight or out-of-index positions in certain U.S. bank preferred securities with fixed-to-reset structures that produced favorable returns while avoiding certain low-coupon, long-duration securities with more moderate returns.

Selection in the utilities sector also contributed to relative returns. The portfolio benefited from new hybrid issues from U.S. companies that were well received, as credit ratings agencies cease counting the securities toward the issuers' equity credit after 10 years, increasing the likelihood they will be called and helping to limit duration risk. Many of these securities were also issued with coupon floors, providing a minimum yield regardless of future rate movements and reducing extension risk. Security selection in the insurance sector further aided relative returns, led by favorable timing in high-quality investments from Japanese and European issuers.

Security selection in the unclassified "other" sector detracted from relative performance due to an overweight investment in an issue from an agricultural sciences company that traded sharply lower on disappointing results, as well as the timing of positions in issues from an auto manufacturer.

Top contributors	Top detractors
Banking	Other
Utilities
Insurance

Performance Past Does Not Indicate Future [Text]		Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of March 31, 2026)
	1 Year	Since inception (2/4/25)
Fund NAV	7.82%	6.95%
ICE BofA U.S. All Capital Securities Index	5.47%	4.68%
ICE Large Cap Capital Securities Index (USD Hedged)	6.39%	5.68%

Performance Inception Date		Feb. 04, 2025
No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 151,224,779	$ 151,224,779
Holdings Count | shares	289	289
Advisory Fees Paid, Amount		$ 429,522
Investment Company, Portfolio Turnover		48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2026)
Net assets	$151,224,779
Number of portfolio holdings (excluding derivatives)	289
Portfolio turnover rate	48%
Net advisory fees paid	$429,522

Holdings [Text Block]
Portfolio holdings (as of March 31, 2026)

Top ten holdings[1,2]	(%)
Citigroup, Inc., 6.625%, Series HH	2.2%
ING Groep NV, 7.00% (Netherlands)	1.5%
BNP Paribas SA, 8.00% (France)	1.4%
Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)	1.4%
UBS Group AG, 6.625% (Switzerland)	1.3%
TELUS Corp., 6.625%, due 6/9/2056 (Canada)	1.1%
Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)	1.1%
UBS Group AG, 7.00% (Switzerland)	1.0%
Phillips 66 Co., 5.875%, Series A, due 3/15/2056	1.0%
Truist Financial Corp., 6.669%, Series N	1.0%

Sector diversification[1,3]	(%)
Banking	50.8%
Utilities	13.3%
Insurance	9.8%
Pipelines	7.2%
Telecommunications	5.8%
Financial Services	3.6%
Consumer Discretionary Products	2.9%
Energy	1.9%
Real Estate	0.8%
Other (includes short-term investments)	3.9%

Country diversification[1,3]	(%)
United States	38.8%
Canada	14.6%
France	11.4%
United Kingdom	8.9%
Switzerland	4.5%
Germany	4.1%
Spain	3.3%
Italy	2.7%
Netherlands	2.4%
Other (includes short-term investments)	9.3%

Largest Holdings [Text Block]

Top ten holdings[1,2]	(%)
Citigroup, Inc., 6.625%, Series HH	2.2%
ING Groep NV, 7.00% (Netherlands)	1.5%
BNP Paribas SA, 8.00% (France)	1.4%
Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)	1.4%
UBS Group AG, 6.625% (Switzerland)	1.3%
TELUS Corp., 6.625%, due 6/9/2056 (Canada)	1.1%
Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)	1.1%
UBS Group AG, 7.00% (Switzerland)	1.0%
Phillips 66 Co., 5.875%, Series A, due 3/15/2056	1.0%
Truist Financial Corp., 6.669%, Series N	1.0%

Cohen & Steers Short Duration Preferred and Income Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Short Duration Preferred and Income Active ETF
Class Name	Cohen & Steers Short Duration Preferred and Income Active ETF
Trading Symbol	CSSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Short Duration Preferred and Income Active ETF (Fund) for the period December 9, 2025 (commencement of investment operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$15†	0.49%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period and what affected its performance?

The Fund had a 0.57% total return based on net asset value (NAV) for the period ended March 31, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 0.78%, and the ICE BofA U.S. All Capital Securities Index, which returned -0.10%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

For the period ended March 31, 2026, allocations to the shortest-duration over-the-counter preferreds, including securities that are currently callable and those with maturities of six months or less, contributed the most to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. In general, securities with longer durations underperformed as credit spreads widened in the risk-averse environment that prevailed with the outset of the U.S.–Iran war.

The Fund's allocations to contingent capital securities (CoCos) detracted from relative performance, particularly longer-duration issues. CoCos are primarily issued by European financial issuers and they underperformed given the rise in crude oil and natural gas prices in the period and the region's reliance on energy imports. CoCos were also weighed down as front-end interest rates in the EU and the U.K. lagged those in the U.S.

By sector, the Fund's allocations to preferred securities in the energy, utilities and financial services sectors contributed to relative performance. The Fund's allocations to banking, insurance and the telecommunications & media sectors detracted from relative performance.

Top contributors	Top detractors
Energy	Banking
Utilities	Insurance
Financial Services	Telecommunications & Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of March 31, 2026)
Since inception[1] (12/9/25)
Fund NAV	0.57%
ICE BofA U.S. All Capital Securities Index	-0.10%
ICE BofA 1-3 Year U.S. Corporate Index	0.78%
Blended Benchmark[2]	0.43%

Performance Inception Date	Dec. 09, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 40,788,645	$ 40,788,645
Holdings Count | shares	152	152
Advisory Fees Paid, Amount	$ 34,870
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2026)
Net assets	$40,788,645
Number of portfolio holdings (excluding derivatives)	152
Portfolio turnover rate[1]	9%
Net advisory fees paid	$34,870

Holdings [Text Block]
Portfolio holdings (as of March 31, 2026)

Top ten holdings[3,4]	(%)
Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)	3.0%
Truist Financial Corp., 6.669%, Series N	2.7%
Banco Santander SA, 9.625% (Spain)	2.6%
UBS Group AG, 6.625% (Switzerland)	2.4%
Citigroup, Inc., 6.625%, Series HH	2.0%
Bank of Montreal, 7.70%, due 5/26/2084 (Canada)	2.0%
Citigroup, Inc., 6.875%, Series GG	1.8%
BNP Paribas SA, 8.00% (France)	1.8%
Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)	1.6%
Energy Transfer LP, 6.50%, Series H	1.6%

Sector diversification[3,5]	(%)
Banking	54.3%
Utilities	12.2%
Insurance	9.5%
Pipelines	7.1%
Telecommunications	5.3%
Financial Services	3.9%
Consumer Discretionary Products	1.5%
Health Care	0.9%
Software & Tech Services	0.8%
Other (includes short-term investments)	4.5%

Country diversification[3,5]	(%)
United States	40.5%
Canada	21.1%
United Kingdom	8.4%
France	7.9%
Switzerland	7.6%
Spain	3.5%
Japan	1.9%
Netherlands	1.5%
Italy	1.3%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)	3.0%
Truist Financial Corp., 6.669%, Series N	2.7%
Banco Santander SA, 9.625% (Spain)	2.6%
UBS Group AG, 6.625% (Switzerland)	2.4%
Citigroup, Inc., 6.625%, Series HH	2.0%
Bank of Montreal, 7.70%, due 5/26/2084 (Canada)	2.0%
Citigroup, Inc., 6.875%, Series GG	1.8%
BNP Paribas SA, 8.00% (France)	1.8%
Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)	1.6%
Energy Transfer LP, 6.50%, Series H	1.6%